Parent entity financial information (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure Of Parent Entity Financial Information [Abstract]
Summary of Parent Entity Financial Information

	As of June 30,
(in U.S. dollars, in thousands)	2019	2018
Balance Sheet
Current Assets	6,723	19,499
Total Assets	643,708	676,385

Current Liabilities	5,792	6,086
Total Liabilities	5,878	6,186

Shareholders' Equity
Issued Capital	910,405	889,480
Reserves
Foreign Currency Translation Reserve	(209,207)	(174,948)
Share Options Reserve	65,379	61,320
(Accumulated losses)	(128,747)	(105,653)
	637,830	670,199

Loss for the period	(23,094)	(26,346)
Total comprehensive loss for the period	(23,094)	(26,346)